SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments in affiliates, Impairment of long-lived assets, Asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment loss of investment	$ 24,060	$ 0	$ 5,738
Impairment loss of property, plant and equipment	11,854	21,866	$ 30,968
Asset retirement obligation	$ 0	$ 0